Taxes - Additional Information (Detail) - SEK (kr) kr in Millions			12 Months Ended
	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Income tax			kr (9,589)	kr (6,922)	kr (4,813)
Effective tax rate			35.20%	79.00%	(329.10%)
Change in income tax rate					22.00%
Expected applicable tax rate				21.40%
Recognized in other comprehensive income			kr 794	kr 1,423
Actuarial gains and losses related to pensions			900	1,229
Cash flow hedges			(86)	60
Revaluation of borrowings			(20)	134
Deferred tax assets			26,296	31,174	kr 23,152
Tax loss carry-forwards			21,442	33,744
Unrecognized tax loss carry forwards			3,570	5,378
Unrecognized tax loss carry forwards, tax value			735	1,009
Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 4,417	kr 7,221
Sweden [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Expected applicable tax rate			21.40%	21.40%
Sweden [member] | Loss Carry Forwards [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Deferred tax assets			kr 3,513	kr 6,026
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of reconciliation of changes in deferred tax liability asset [Line Items]
Change in income tax rate	20.60%	21.40%